General information - Net Cash Proceeds (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 17, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General Information [Line Items]
Purchase of own shares from Monterubello	€ (455,000)	€ 0	€ 0	€ (455,000)
Payments of transaction costs related to the Business Combination	(48,475)	€ 0	€ 0	€ (48,475)
Net cash proceeds from the Business Combination	138,649
Business Combination
General Information [Line Items]
Proceeds from issue of ordinary shares	310,739
PIPE Investors
General Information [Line Items]
Proceeds from issue of ordinary shares	€ 331,385